Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - USD ($)	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 34,855,545	$ 49,545,411
Ocean freight revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	33,211,799	49,330,293
Vessel service revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 1,643,746	$ 215,118